Expense Example - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Index Fund - Fidelity Health Savings Index Fund	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 20
3 years	74
5 years	134
10 years	$ 311